NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative)		1 Months Ended	12 Months Ended
	Aug. 07, 2024	Mar. 31, 2026	Jun. 30, 2026 USD ($) Segment $ / shares	Jun. 30, 2025 USD ($) Segment $ / shares	Mar. 16, 2026 USD ($)
Accounting Policies [Abstract]
Stockholders equity reverse stock split details	sixty thousand pre-split shares (1:60,000)	the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per twenty-five pre-split shares (1:25) (the “Reverse Stock Split”).
Foreign currency transaction gain loss			$ 1,077,000	$ 316,000
Cash and cash equivalents			0	0
Prepaid expenses, current			7,661,967	8,334,046	$ 589,523
Prepaid expenses, noncurrent			4,190,543	10,925,835	$ 460,477
Deferred offering cost				291,773
GST tax receivable			$ 13,694	$ 5,302
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001	$ 0.001
Research and development costs			$ 625,477	$ 223,721
Research and development tax credit			$ 0	$ 0
Beneficial ownership conversion description			Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
Number of operating segments | Segment			1	1
Compensation and related taxes			$ 2,275,937	$ 23,296,390
Professional and consulting expenses			$ 14,572,616	$ 33,622,510